Adoption of ASU 2018-12 (Summary of Effect on Previously Reported Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	$ 1,358	$ 3,778	$ 499
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(840)	867	513
Market risk benefit (gain) loss					(3,246)	(3,753)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					488	475	48
Insurance liabilities and reinsurance-related balances					4,419	(2,337)	(699)
Accrued expenses					(91)	399	(18)
Federal income tax accruals					421	864	(98)
Other					275	(401)	$ 148
As Previously Reported [Member]
Cash Flows from Operating Activities
Net income (loss)					(2,227)	1,405
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(336)	212
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					115	315
Insurance liabilities and reinsurance-related balances					5,628	(2,232)
Accrued expenses					(89)	389
Federal income tax accruals					(530)	232
Other					252	(417)
As Previously Reported [Member] | Accounting Standards Update 2018-12 [Member]
Cash Flows from Operating Activities
Net income (loss)					(2,241)	1,887
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(345)	(414)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					118	312
Insurance liabilities and reinsurance-related balances					5,630	(2,233)
Accrued expenses					(89)	392
Federal income tax accruals					(535)	361
Other					246	(413)
Restatement Adjustments [Member]
Cash Flows from Operating Activities
Net income (loss)					(14)	482
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(9)	(626)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					3	(3)
Insurance liabilities and reinsurance-related balances					2	(1)
Accrued expenses						3
Federal income tax accruals					(5)	129
Other					(6)	4
Restatement Adjustments [Member] | Accounting Standards Update 2018-12 [Member]
Cash Flows from Operating Activities
Net income (loss)					3,599	1,891
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(495)	1,281
Market risk benefit (gain) loss					(3,246)	(3,753)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals and interest, net of amortization					370	163
Insurance liabilities and reinsurance-related balances					(1,211)	(104)
Accrued expenses					(2)	7
Federal income tax accruals					956	503
Other					$ 29	$ 12